INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Statutory tax rate	34.00%	34.00%	34.00%
Stock compensation expense			(34.80%)
Subpart F income			(9.80%)
Research and development credits			(0.20%)
Total	0.00%	0.00%	0.00%
Federal
Income Taxes [Line Items]
Valuation allowance	(34.00%)	(27.10%)	20.90%
Discontinued Operations
Income Taxes [Line Items]
Valuation allowance		(6.90%)	(10.10%)